Derivative Liabilities (Details) - $ / shares	12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017
Summary of assumptions used in valuation model of derivatives liabilities
Common stock issuable upon exercise of warrants	2,574,570		2,574,570
Market value of common stock on measurement date	$ 1.01		$ 0.82
Risk free interest rate	2.33%	[1]	1.38%
Expected life in years	11 months 12 days		1 year 11 months 12 days
Expected volatility	102.00%	[2]	106.00%
Expected dividend yields	0.00%	[3]	0.00%
Minimum [Member]
Summary of assumptions used in valuation model of derivatives liabilities
Exercise price	$ 7.50		$ 7.50
Maximum [Member]
Summary of assumptions used in valuation model of derivatives liabilities
Exercise price	$ 11.25		$ 11.25

[1]	The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.
[2]	The historical trading volatility was determined by calculating the volatility of the Company's common stock.
[3]	The Company does not expect to pay a dividend in the foreseeable future.